Note 35 - Operating Segments	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
35

Operating Segments

The Group's operating segments have been identified based on geographic areas. The strategic business units are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group’s CEO reviews internal management reports on at least a quarterly basis. Zimbabwe and South Africa describe the operations of the Group's reportable segments. The Zimbabwe operating segment comprise Caledonia Holdings Zimbabwe Limited and subsidiaries. The South Africa geographical segment comprise a gold mine, that is on care and maintenance, as well as sales made by Caledonia Mining South Africa Proprietary Limited to the Blanket Mine. The holding company and Greenstone Management Services Holdings Limited (UK) responsible for administrative functions within the group are taken into consideration in the strategic decision-making process of the CEO and are therefore included in the disclosure below. Corporate and other reconciling amounts do not
represent a separate segment. Information regarding the results of each reportable segment is included below. Performance is measured based on segment profit before income tax, as included in the internal management report that are reviewed by the Group's CEO. Segment profit is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

Information about reportable segments 2018	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total

Revenue	68,399	12,554	(12,166)	(388)	68,399
Royalties	(3,426)	—	—	—	(3,426)
Production costs	(39,186)	(11,328)	11,199	—	(39,315)
Depreciation	(4,366)	(32)	327	—	(4,071)
Management fee *	(2,650)	2,650	—	—	—
Other income	6,482	366	—	253	7,101
Other expenses	(296)	—	—	(40)	(336)
Administrative expenses	(159)	(2,433)	—	(3,873)	(6,465)
Cash-settled share-based payment expense	(84)	(137)	—	(94)	(315)
Equity-settled share-based payment expense	—	—	—	(14)	(14)
Net Foreign exchange gain/(loss)	133	(327)	—	417	223
Net finance cost	(262)	17	—	25	(220)
Margin call on hedge	—	—	—	(360)	(360)
Profit before tax	24,585	1,330	(640)	(4,074)	21,201
Tax expense	(7,085)	(387)	153	(126)	(7,445)
Profit for the year	17,500	943	(487)	(4,200)	13,756

Of the management fee
$1,871
was receivable and payable at year end (
2017:
$561
).

Information about reportable segments 2018	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	21,505	3,489	(91)	3,265	28,168
Non-current (excluding intercompany)	98,700	466	(1,641)	—	97,525
Expenditure on property, plant and equipment	20,436	370	(891)	—	19,915
Intercompany balances	—	6,926	(46,240)	39,314	—
Assets held for sale	—	296	—	—	296

Geographic segment liabilities
Current (excluding intercompany)	(10,445)	(1,403)	—	(350)	(12,198)
Non-current (excluding intercompany)	(33,043)	(47)	446	(2,043)	(34,687)
Intercompany balances	(1,345)	(33,032)	46,240	(11,863)	—
Liabilities directly associated with assets held for sale		(609)	—	—	(609)

Information about reportable segments 2017	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	69,762	—	—	—	69,762
Inter-segmental revenue	—	15,247	(15,061)	(186)	—
Royalties	(3,498)	—	—	—	(3,498)
Production costs	(36,753)	(14,751)	15,324	—	(36,180)
Depreciation	(4,019)	(53)	309	—	(3,763)
Management fee	(3,960)	3,960	—	—	—
Other income	2,358	205	—	31	2,594
Other expenses	—	(14)	—	—	(14)
Impairment loss on trade receivables	(181)	—	—	—	(181)
Administrative expenses	(40)	(2,258)	—	(3,613)	(5,911)
Cash-settled share-based payment expense	(581)	—	—	(395)	(976)
Equity-settled share-based payment expense	(806)	—	—	(29)	(835)
Net Foreign exchange gain	(375)	207	—	(212)	(380)
Net finance cost	(69)	10	—	28	(31)
Profit before tax	21,838	2,553	572	(4,376)	20,587
Tax expense	(7,587)	(1,104)	—	—	(8,691)
Profit for the year	14,251	1,449	572	(4,376)	11,896

2017	Zimbabwe	South Africa	Intergroup elimination adjustment	Corporate and other reconciling amounts	Total
Geographic segment assets:
Current	20,368	2,766	(60)	4,839	27,913
Non-current (excluding intercompany)	82,798	381	(1,076)	40	82,143
Additions to property, plant and equipment	21,007	(7)	(51)	—	20,949
Intercompany balances	—	8,021	(58,087)	50,066	—

Geographic segment liabilities
Current	(13,969)	(1,276)	—	(357)	(15,602)
Non-current (excluding intercompany)	(23,041)	(714)	293	(1,781)	(25,243)
Intercompany balances	(2,720)	(32,724)	58,087	(22,643)	—

Information about reportable segments 2016	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	61,992	—	—	—	61,992
Inter-segmental revenue	—	11,873	(11,348)	(525)	—
Royalties	(2,923)	—	—	—	(2,923)
Production costs	(33,081)	(10,185)	11,180	—	(32,086)
Depreciation	(3,733)	(47)	289	—	(3,491)
Management fee	(3,960)	3,960	—	—	—
Other income	1,194	16	—	120	1,330
Other expenses	(55)	—	—	—	(55)
Administrative expenses	(128)	(3,119)	674	(4,690)	(7,263)
Cash-settled share-based payment expense	(342)	(106)	—	(340)	(788)
Net Foreign exchange gain	2	(529)	—	22	(505)
Margin call on hedge	—	—	—	(435)	(435)
Net finance cost	(191)	15	—	—	(176)
Sale of Blanket Mine treasury	3,202	—	—	—	3,202
Profit before tax	21,977	1,878	795	(5,848)	18,802
Tax expense	(6,795)	(922)	—	—	(7,717)
Profit for the year	15,182	431	795	(5,323)	11,085

Major customer

Revenues from Fidelity Printers in Zimbabwe amounted to approximately
$68,399
(
2017:
$69,762;
2016:
$61,992
).